LONG-TERM BANK LOAN	12 Months Ended
Sep. 30, 2025
LONG-TERM BANK LOAN
LONG-TERM BANK LOAN

NOTE 12 — LONG-TERM BANK LOAN

Summary of long-term bank loan

	Annual
	Interest	Maturity	September	September
	Rate	date	30, 2025	30, 2024
China Construction Bank	3.4%	November 13, 2027	$421,408	$—
Total			$421,408	$—